Distribution Date:	08/17/26	JPMDB Commercial Mortgage Securities Trust 2017-C7
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2017-C7
Revision: October 2025 - April 2026
The servicer revised ARA values and dates for loans 9A-2-2, 9A-9, and 9A-14, for a period spanning from October 2025 to April 2026

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5-6
			askmidlandls.com	(913) 253-9000
Exchangeable Certificate Factor Detail	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Additional Information	8	Special Servicer	K-Star Asset Management LLC
Bond / Collateral Reconciliation - Cash Flows	9		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Bond / Collateral Reconciliation - Balances	10		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Current Mortgage Loan and Property Stratification	11-15	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	16-17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Mortgage Loan Detail (Part 2)	18-19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Principal Prepayment Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	22				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24	Directing Certificateholder	KKR Real Estate Credit Opportunity Partners Aggregator I L.P.
Specially Serviced Loan Detail - Part 2	25		-
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46648KAQ9	2.080800%	27,657,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46648KAR7	3.124700%	54,016,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46648KAS5	3.047700%	60,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46648KAT3	3.146700%	275,000,000.00	238,508,789.16	2,808,851.39	625,429.67	0.00	0.00	3,434,281.06	235,699,937.77	36.60%	30.00%
A-5	46648KAU0	3.409200%	287,683,000.00	287,683,000.00	0.00	817,307.40	0.00	0.00	817,307.40	287,683,000.00	36.60%	30.00%
A-SB	46648KAV8	3.241900%	47,404,000.00	8,557,105.49	906,597.20	23,117.73	0.00	0.00	929,714.93	7,650,508.29	36.60%	30.00%
A-S	46648KAY2	3.712500%	104,807,000.00	104,807,000.00	0.00	324,246.66	0.00	0.00	324,246.66	104,807,000.00	24.09%	20.25%
B	46648KAZ9	3.985400%	55,091,000.00	55,091,000.00	0.00	182,966.39	0.00	0.00	182,966.39	55,091,000.00	17.51%	15.13%
C	46648KBA3	4.304741%	45,685,000.00	45,685,000.00	0.00	163,885.07	0.00	0.00	163,885.07	45,685,000.00	12.06%	10.88%
D	46648KAC0	3.000000%	47,029,000.00	47,029,000.00	0.00	117,572.50	0.00	0.00	117,572.50	47,029,000.00	6.45%	6.50%
E-RR	46648KAF3	4.304741%	21,499,000.00	21,499,000.00	0.00	77,123.02	0.00	0.00	77,123.02	21,499,000.00	3.88%	4.50%
F-RR*	46648KAH9	4.304741%	12,093,000.00	12,093,000.00	0.00	43,381.02	0.00	0.00	43,381.02	12,093,000.00	2.43%	3.37%
G-RR	46648KAK2	4.304741%	36,279,296.00	20,393,312.99	0.00	69,856.52	0.00	0.00	69,856.52	20,393,312.99	0.00%	0.00%
R	46648KAL0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46648KAP1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	N/A	4.304741%	30,389,999.99	23,785,916.29	105,040.41	85,233.54	0.00	0.00	190,273.95	23,680,875.88	0.00%	0.00%
Regular SubTotal			1,105,333,295.99	865,132,123.93	3,820,489.00	2,530,119.52	0.00	0.00	6,350,608.52	861,311,634.93

X-A	46648KAW6	0.945970%	857,267,000.00	639,555,894.65	0.00	504,167.14	0.00	0.00	504,167.14	635,840,446.06
X-B	46648KAX4	0.174573%	100,776,000.00	100,776,000.00	0.00	14,660.67	0.00	0.00	14,660.67	100,776,000.00
X-D	46648KAA4	1.304741%	47,029,000.00	47,029,000.00	0.00	51,133.88	0.00	0.00	51,133.88	47,029,000.00
Notional SubTotal			1,005,072,000.00	787,360,894.65	0.00	569,961.69	0.00	0.00	569,961.69	783,645,446.06

Deal Distribution Total					3,820,489.00	3,100,081.21	0.00	0.00	6,920,570.21

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46648KAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46648KAR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46648KAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46648KAT3	867.30468785	10.21400505	2.27428971	0.00000000	0.00000000	0.00000000	0.00000000	12.48829476	857.09068280
A-5	46648KAU0	1,000.00000000	0.00000000	2.84099999	0.00000000	0.00000000	0.00000000	0.00000000	2.84099999	1,000.00000000
A-SB	46648KAV8	180.51441840	19.12490929	0.48767467	0.00000000	0.00000000	0.00000000	0.00000000	19.61258396	161.38950911
A-S	46648KAY2	1,000.00000000	0.00000000	3.09375004	0.00000000	0.00000000	0.00000000	0.00000000	3.09375004	1,000.00000000
B	46648KAZ9	1,000.00000000	0.00000000	3.32116662	0.00000000	0.00000000	0.00000000	0.00000000	3.32116662	1,000.00000000
C	46648KBA3	1,000.00000000	0.00000000	3.58728401	0.00000000	0.00000000	0.00000000	0.00000000	3.58728401	1,000.00000000
D	46648KAC0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	46648KAF3	1,000.00000000	0.00000000	3.58728406	0.00000000	0.00000000	0.00000000	0.00000000	3.58728406	1,000.00000000
F-RR	46648KAH9	1,000.00000000	0.00000000	3.58728355	0.00000000	0.00000000	0.00000000	0.00000000	3.58728355	1,000.00000000
G-RR	46648KAK2	562.11986556	0.00000000	1.92552027	0.09096345	15.07353505	0.00000000	0.00000000	1.92552027	562.11986556
R	46648KAL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46648KAP1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	782.68892063	3.45641362	2.80465745	0.00307009	0.50873116	0.00000000	0.00000000	6.26107108	779.23250700

Notional Certificates
X-A	46648KAW6	746.04049223	0.00000000	0.58810982	0.00000000	0.00000000	0.00000000	0.00000000	0.58810982	741.70642992
X-B	46648KAX4	1,000.00000000	0.00000000	0.14547779	0.00000000	0.00000000	0.00000000	0.00000000	0.14547779	1,000.00000000
X-D	46648KAA4	1,000.00000000	0.00000000	1.08728402	0.00000000	0.00000000	0.00000000	0.00000000	1.08728402	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/26 - 07/30/26	30	0.00	625,429.67	0.00	625,429.67	0.00	0.00	0.00	625,429.67	0.00
A-5	07/01/26 - 07/30/26	30	0.00	817,307.40	0.00	817,307.40	0.00	0.00	0.00	817,307.40	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	23,117.73	0.00	23,117.73	0.00	0.00	0.00	23,117.73	0.00
X-A	07/01/26 - 07/30/26	30	0.00	504,167.14	0.00	504,167.14	0.00	0.00	0.00	504,167.14	0.00
X-B	07/01/26 - 07/30/26	30	0.00	14,660.67	0.00	14,660.67	0.00	0.00	0.00	14,660.67	0.00
X-D	07/01/26 - 07/30/26	30	0.00	51,133.88	0.00	51,133.88	0.00	0.00	0.00	51,133.88	0.00
A-S	07/01/26 - 07/30/26	30	0.00	324,246.66	0.00	324,246.66	0.00	0.00	0.00	324,246.66	0.00
B	07/01/26 - 07/30/26	30	0.00	182,966.39	0.00	182,966.39	0.00	0.00	0.00	182,966.39	0.00
C	07/01/26 - 07/30/26	30	0.00	163,885.07	0.00	163,885.07	0.00	0.00	0.00	163,885.07	0.00
D	07/01/26 - 07/30/26	30	0.00	117,572.50	0.00	117,572.50	0.00	0.00	0.00	117,572.50	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	77,123.02	0.00	77,123.02	0.00	0.00	0.00	77,123.02	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	43,381.02	0.00	43,381.02	0.00	0.00	0.00	43,381.02	0.00
G-RR	07/01/26 - 07/30/26	30	541,614.23	73,156.60	0.00	73,156.60	3,300.09	0.00	0.00	69,856.52	546,857.24
VRR Interest	07/01/26 - 07/30/26	30	15,312.11	85,326.84	0.00	85,326.84	93.30	0.00	0.00	85,233.54	15,460.34
Totals			556,926.34	3,103,474.59	0.00	3,103,474.59	3,393.39	0.00	0.00	3,100,081.21	562,317.58

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
VRR-A1 (Cert)	N/A	N/A	781,898.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A1 (Exch)	N/A	N/A	781,898.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A2 (Cert)	N/A	N/A	1,527,100.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A2 (Exch)	N/A	N/A	1,527,100.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A3 (Cert)	N/A	N/A	1,716,065.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A3 (Exch)	N/A	N/A	1,716,065.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A4 (Cert)	N/A	N/A	7,774,596.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A4 (Exch)	N/A	4.304741%	7,774,596.14	6,742,943.67	79,409.76	24,188.85	0.00	0.00	103,598.61	6,663,533.91
VRR-A5 (Cert)	N/A	N/A	8,133,160.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A5 (Exch)	N/A	4.304741%	8,133,160.51	8,133,160.51	0.00	29,175.96	0.00	0.00	29,175.96	8,133,160.51
VRR-ASB (Cert)	N/A	N/A	1,340,170.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-ASB (Exch)	N/A	4.304741%	1,340,170.75	241,920.14	25,630.64	867.84	0.00	0.00	26,498.48	216,289.50
VRR-AS (Cert)	N/A	N/A	2,963,025.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-AS (Exch)	N/A	4.304741%	2,963,025.81	2,963,025.81	0.00	10,629.21	0.00	0.00	10,629.21	2,963,025.81
VRR-B (Cert)	N/A	N/A	1,557,491.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-B (Exch)	N/A	4.304741%	1,557,491.91	1,557,491.91	0.00	5,587.17	0.00	0.00	5,587.17	1,557,491.91
VRR-C (Cert)	N/A	N/A	1,291,572.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-C (Exch)	N/A	4.304741%	1,291,572.45	1,291,572.45	0.00	4,633.24	0.00	0.00	4,633.24	1,291,572.45
VRR-D (Cert)	N/A	N/A	1,329,569.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-D (Exch)	N/A	4.304741%	1,329,569.03	1,329,569.03	0.00	4,769.54	0.00	0.00	4,769.54	1,329,569.03
VRR-E (Cert)	N/A	N/A	607,803.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-E (Exch)	N/A	4.304741%	607,803.79	607,803.79	0.00	2,180.36	0.00	0.00	2,180.36	607,803.79
VRR-F (Cert)	N/A	N/A	341,884.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-F (Exch)	N/A	4.304741%	341,884.33	341,884.33	0.00	1,226.44	0.00	0.00	1,226.44	341,884.33
VRR-G (Cert)	N/A	N/A	1,025,661.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-G (Exch)	N/A	4.304741%	1,025,661.36	576,544.63	0.00	1,974.93	0.00	0.00	1,974.93	576,544.63
Regular Interest Total			60,779,999.98	23,785,916.27	105,040.40	85,233.54	0.00	0.00	190,273.94	23,680,875.87
								Exchangeable Certificate Detail continued to next page
Exchangeable Certificate Details
VRR-A1	N/A	N/A	1,527,100.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A2	N/A	N/A	1,527,100.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A3	N/A	N/A	1,716,065.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A4	N/A	4.304741%	7,774,596.14	6,742,943.67	79,409.76	24,188.85	0.00	0.00	103,598.61	6,663,533.91
VRR-A5	N/A	4.304741%	8,133,160.51	8,133,160.51	0.00	29,175.96	0.00	0.00	29,175.96	8,133,160.51
© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
VRR-ASB	N/A	4.304741%	1,340,170.75	241,920.14	25,630.64	867.84	0.00	0.00	26,498.48	216,289.50
VRR-AS	N/A	4.304741%	2,963,025.81	2,963,025.81	0.00	10,629.21	0.00	0.00	10,629.21	2,963,025.81
VRR-B	N/A	4.304741%	1,557,491.91	1,557,491.91	0.00	5,587.17	0.00	0.00	5,587.17	1,557,491.91
VRR-C	N/A	4.304741%	1,291,572.45	1,291,572.45	0.00	4,633.24	0.00	0.00	4,633.24	1,291,572.45
VRR-D	N/A	4.304741%	1,329,569.03	1,329,569.03	0.00	4,769.54	0.00	0.00	4,769.54	1,329,569.03
VRR-E	N/A	4.304741%	607,803.79	607,803.79	0.00	2,180.36	0.00	0.00	2,180.36	607,803.79
VRR-F	N/A	4.304741%	341,884.33	341,884.33	0.00	1,226.44	0.00	0.00	1,226.44	341,884.33
VRR-G	N/A	4.304741%	1,025,661.36	576,544.63	0.00	1,974.93	0.00	0.00	1,974.93	576,544.63
Exchangeable Certificates Total			31,135,202.10	23,785,916.27	105,040.40	85,233.54	0.00	0.00	190,273.94	23,680,875.87

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
VRR-A1	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR-A2	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR-A3	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR-A4	N/A	867.30468677	10.21400451	3.11126772	0.00000000	0.00000000	0.00000000	0.00000000	13.32527222	857.09068227
VRR-A5	N/A	1,000.00000000	0.00000000	3.58728442	0.00000000	0.00000000	0.00000000	0.00000000	3.58728442	1,000.00000000
VRR-ASB	N/A	180.51441579	19.12490629	0.64755928	0.00000000	0.00000000	0.00000000	0.00000000	19.77246556	161.38950951
VRR-AS	N/A	1,000.00000000	0.00000000	3.58728229	0.00000000	0.00000000	0.00000000	0.00000000	3.58728229	1,000.00000000
VRR-B	N/A	1,000.00000000	0.00000000	3.58728669	0.00000000	0.00000000	0.00000000	0.00000000	3.58728669	1,000.00000000
VRR-C	N/A	1,000.00000000	0.00000000	3.58728618	0.00000000	0.00000000	0.00000000	0.00000000	3.58728618	1,000.00000000
VRR-D	N/A	1,000.00000000	0.00000000	3.58728272	0.00000000	0.00000000	0.00000000	0.00000000	3.58728272	1,000.00000000
VRR-E	N/A	1,000.00000000	0.00000000	3.58727608	0.00000000	0.00000000	0.00000000	0.00000000	3.58727608	1,000.00000000
VRR-F	N/A	1,000.00000000	0.00000000	3.58729515	0.00000000	0.00000000	0.00000000	0.00000000	3.58729515	1,000.00000000
VRR-G	N/A	562.11986966	0.00000000	1.92551857	0.09096570	15.07353265	0.00000000	0.00000000	1.92551857	562.11986966

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	6,920,570.21
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,114,730.08	Master Servicing Fee	4,248.73
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,767.84
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	372.49
ARD Interest	0.00	Operating Advisor Fee	1,569.33
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	297.99
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,114,730.08	Total Fees	11,256.38

Principal		Expenses/Reimbursements
Scheduled Principal	855,713.19	Reimbursement for Interest on Advances	281.22
Unscheduled Principal Collections		ASER Amount	1,432.62
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	380.56
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,298.10
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	2,964,775.81	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	3,820,489.00	Total Expenses/Reimbursements	3,392.50

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,100,081.21
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	3,820,489.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,920,570.21
Total Funds Collected	6,935,219.08	Total Funds Distributed	6,935,219.09

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	865,132,123.92	865,132,123.92	Beginning Certificate Balance	865,132,123.93
(-) Scheduled Principal Collections	855,713.19	855,713.19	(-) Principal Distributions	3,820,489.00
(-) Unscheduled Principal Collections	2,964,775.81	2,964,775.81	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	861,311,634.92	861,311,634.92	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	865,161,338.62	865,161,338.62	Ending Certificate Balance	861,311,634.93
Ending Actual Collateral Balance	861,344,487.19	861,344,487.19

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.01
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.01
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.30%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	168,490,402.42	19.56%	13	4.1301	NAP	Defeased	11	168,490,402.42	19.56%	13	4.1301	NAP
	9,999,999 or less	7	46,823,456.74	5.44%	11	4.5984	1.520044	1.24 or less	11	208,498,634.89	24.21%	12	4.2181	1.004169
10,000,000 to 19,999,999		8	100,974,811.01	11.72%	12	4.1930	2.236139	1.25 to 1.49	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		4	86,993,903.26	10.10%	12	4.1432	0.933996	1.50 to 1.74	3	44,555,586.27	5.17%	12	4.5678	1.661194
25,000,000 to 49,999,999		13	408,029,061.49	47.37%	12	4.1850	2.292265	1.75 to 1.99	3	45,728,152.61	5.31%	11	4.0739	1.902278
	50,000,000 or greater	1	50,000,000.00	5.81%	12	3.9500	2.120000	2.00 or greater	16	394,038,858.73	45.75%	12	4.1492	2.662578
	Totals	44	861,311,634.92	100.00%	12	4.1798	2.123485	Totals	44	861,311,634.92	100.00%	12	4.1798	2.123485
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	10	168,490,402.42	19.56%	13	4.1301	NAP	Oklahoma	2	412,055.51	0.05%	10	4.4860	1.110000
Arizona	1	523,758.46	0.06%	10	4.4860	1.110000	Oregon	1	673,880.31	0.08%	10	4.4860	1.110000
Arkansas	5	9,826,568.93	1.14%	12	4.6177	0.691575	Pennsylvania	3	970,787.95	0.11%	10	4.4860	1.110000
California	22	181,295,981.87	21.05%	12	3.8855	1.895110	Texas	30	93,715,120.78	10.88%	13	4.6772	1.973088
Connecticut	3	57,474,369.95	6.67%	11	4.0737	2.633470	Utah	1	3,361,492.54	0.39%	12	4.2440	2.150000
Delaware	3	2,284,286.93	0.27%	12	4.2440	2.150000	Virginia	3	1,755,555.33	0.20%	11	4.1611	1.089264
Florida	2	9,360,198.98	1.09%	12	4.6119	1.453001	Washington	3	12,041,291.60	1.40%	13	4.5155	1.891062
Georgia	3	4,507,456.07	0.52%	12	4.2440	2.150000	Wisconsin	1	270,219.31	0.03%	10	4.4860	1.110000
Illinois	4	5,134,810.80	0.60%	12	3.8781	1.071207	Wyoming	1	313,587.86	0.04%	10	4.4860	1.110000
Indiana	6	14,306,944.71	1.66%	13	4.4552	1.605879	Totals	150	861,311,634.92	100.00%	12	4.1798	2.123485
Kansas	1	1,211,021.27	0.14%	13	3.7025	1.060000
									Property Type³
Kentucky	5	11,628,093.24	1.35%	12	4.2555	2.100769
Louisiana	4	17,259,825.77	2.00%	12	4.7092	0.822084		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Maine	1	4,184,320.86	0.49%	13	5.0400	0.900000		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	1	313,587.86	0.04%	10	4.4860	1.110000	Defeased	10	168,490,402.42	19.56%	13	4.1301	NAP
Massachusetts	6	63,150,680.89	7.33%	13	4.6716	1.899146	Industrial	20	102,203,483.38	11.87%	12	4.6217	3.164220
Michigan	3	1,537,914.95	0.18%	10	4.4860	1.110000	Lodging	75	100,685,174.71	11.69%	11	4.6307	1.338201
Minnesota	2	629,136.89	0.07%	10	4.4860	1.110000	Mixed Use	4	113,169,520.55	13.14%	11	3.8268	2.197214
Missouri	1	910,669.07	0.11%	13	3.7025	1.060000	Multi-Family	2	44,442,685.54	5.16%	14	4.8873	2.429523
Nevada	1	4,272,214.98	0.50%	13	3.7025	1.060000	Office	8	232,598,945.66	27.01%	11	3.8234	2.123983
New Hampshire	1	3,760,907.92	0.44%	13	5.0400	0.900000	Retail	9	48,329,432.09	5.61%	13	4.8778	1.163992
New Jersey	3	5,151,066.28	0.60%	13	4.7548	0.949200	Self Storage	22	51,100,785.09	5.93%	13	3.7025	1.060000
New York	8	140,935,817.00	16.36%	11	3.7384	2.065158	Totals	150	861,311,634.92	100.00%	12	4.1798	2.123485
North Carolina	1	457,037.65	0.05%	10	4.4860	1.110000
Ohio	8	38,899,364.53	4.52%	12	4.6542	4.339434

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	168,490,402.42	19.56%	13	4.1301	NAP	Defeased	11	168,490,402.42	19.56%	13	4.1301	NAP
	3.99999% or less	12	302,096,087.11	35.07%	12	3.6845	1.974389	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	9	148,369,648.60	17.23%	11	4.2543	1.926144	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	10	203,729,729.63	23.65%	12	4.7258	2.427038	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	2	38,625,767.16	4.48%	13	5.1045	1.108940	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	861,311,634.92	100.00%	12	4.1798	2.123485	49 months or greater	33	692,821,232.50	80.44%	12	4.1919	2.048913
								Totals	44	861,311,634.92	100.00%	12	4.1798	2.123485
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	168,490,402.42	19.56%	13	4.1301	NAP	Defeased	11	168,490,402.42	19.56%	13	4.1301	NAP
	84 months or less	33	692,821,232.50	80.44%	12	4.1919	2.048913	Interest Only	17	344,992,872.34	40.05%	11	4.0199	2.157133
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	356 months or less	16	347,828,360.16	40.38%	12	4.3624	1.941574
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	861,311,634.92	100.00%	12	4.1798	2.123485	Totals	44	861,311,634.92	100.00%	12	4.1798	2.123485
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	168,490,402.42	19.56%	13	4.1301	NAP			No outstanding loans in this group
Underwriter's Information		2	54,800,000.00	6.36%	11	4.0878	2.710000
	12 months or less	28	608,570,190.92	70.66%	12	4.1870	2.034821
	13 months to 24 months	3	29,451,041.58	3.42%	10	4.4860	1.110000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	861,311,634.92	100.00%	12	4.1798	2.123485
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30313220	OF	Sunnyvale	CA	Actual/360	3.636%	116,511.94	62,058.73	0.00	N/A	08/06/27	--	37,207,256.75	37,145,198.02	08/06/26
1A2	30313221				Actual/360	3.636%	87,383.96	46,544.05	0.00	N/A	08/06/27	--	27,905,442.53	27,858,898.48	08/06/26
2A1	30313224	SS	Various	Various	Actual/360	3.703%	71,098.60	82,366.23	0.00	09/06/27	09/06/37	--	22,300,098.88	22,217,732.65	08/06/26
2A2	30313225				Actual/360	3.703%	93,353.67	106,150.61	0.00	09/06/27	09/06/37	--	29,280,408.57	29,174,257.96	08/06/26
3	30313228	OF	Washington	DC	Actual/360	3.600%	198,400.00	0.00	0.00	N/A	11/01/27	--	64,000,000.00	64,000,000.00	08/01/26
4A2	30313233	IN	Various	Various	Actual/360	4.244%	54,072.49	0.00	0.00	N/A	08/01/27	--	14,795,915.38	14,795,915.38	08/01/26
4A2B	30512959				Actual/360	4.244%	8,300.45	0.00	0.00	N/A	08/01/27	05/01/27	2,271,260.30	2,271,260.30	08/01/26
4A2C	30512961				Actual/360	4.244%	26,789.29	0.00	0.00	N/A	08/01/27	05/01/27	7,330,381.92	7,330,381.92	08/01/26
4A2A	30511894				Actual/360	4.244%	20,474.44	0.00	0.00	N/A	08/01/27	05/01/27	5,602,442.40	5,602,442.40	08/01/26
4A3A	30511895				Actual/360	4.244%	20,474.44	0.00	0.00	N/A	08/01/27	05/01/27	5,602,442.40	5,602,442.40	08/01/26
4A3B	30512960				Actual/360	4.244%	8,300.45	0.00	0.00	N/A	08/01/27	05/01/27	2,271,260.30	2,271,260.30	08/01/26
4A3C	30512962				Actual/360	4.244%	26,789.29	0.00	0.00	N/A	08/01/27	05/01/27	7,330,381.92	7,330,381.92	08/01/26
4A3	30313234				Actual/360	4.244%	54,072.49	0.00	0.00	N/A	08/01/27	--	14,795,915.38	14,795,915.38	08/01/26
5	30298716	LO	Various	Various	Actual/360	4.530%	200,396.69	79,261.52	0.00	N/A	07/06/27	--	51,372,790.79	51,293,529.27	08/06/26
6A1-B	30313235	OF	Stamford	CT	Actual/360	4.088%	96,449.37	0.00	0.00	N/A	07/01/27	--	27,400,000.00	27,400,000.00	07/01/26
6A1-C	30313236				Actual/360	4.088%	96,449.37	0.00	0.00	N/A	07/01/27	--	27,400,000.00	27,400,000.00	07/01/26
7	30313237	MU	New York	NY	Actual/360	3.950%	170,069.44	0.00	0.00	N/A	08/01/27	--	50,000,000.00	50,000,000.00	08/01/26
9A-14	30312657	LO	Various	Various	Actual/360	4.486%	31,607.70	748,357.73	0.00	N/A	06/01/27	--	8,182,280.60	7,433,922.87	08/01/26
9A-2-2	30298847				Actual/360	4.486%	40,119.77	949,893.46	0.00	N/A	06/01/27	--	10,385,801.48	9,435,908.02	08/01/26
9A-9	30312652				Actual/360	4.486%	53,493.03	1,266,524.62	0.00	N/A	06/01/27	--	13,847,735.31	12,581,210.69	08/01/26
10A-2-A2	30313239	MU	New York	NY	Actual/360	3.430%	30,126.83	0.00	0.00	N/A	06/09/27	--	10,200,000.00	10,200,000.00	08/09/26
10A2-C2-
	30313241				Actual/360	3.430%	14,768.06	0.00	0.00	N/A	06/09/27	--	5,000,000.00	5,000,000.00	08/09/26
2B
10A-2-A3	30313240				Actual/360	3.430%	88,608.33	0.00	0.00	N/A	06/09/27	--	30,000,000.00	30,000,000.00	08/09/26
11	30313242	IN	Various	OH	Actual/360	4.660%	151,252.46	81,053.89	0.00	N/A	08/06/27	--	37,692,706.51	37,611,652.62	08/06/26
12	30313243	MF	Austin	TX	Actual/360	4.886%	170,478.37	57,368.35	0.00	N/A	10/01/27	--	40,518,804.77	40,461,436.42	08/01/26
13	30313244	IN	Worcester	MA	Actual/360	4.900%	147,680.56	0.00	0.00	N/A	09/06/27	--	35,000,000.00	35,000,000.00	08/06/26
14	30313245	LO	Irving	TX	Actual/360	4.572%	111,827.78	61,902.82	0.00	N/A	08/06/27	--	28,404,312.84	28,342,410.02	08/06/26
15	30313246	OF	New York	NY	Actual/360	3.669%	101,112.36	0.00	0.00	N/A	06/01/27	--	32,000,000.00	32,000,000.00	08/01/26

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
16	30313247	RT	Various	Various	Actual/360	5.040%	133,127.96	39,438.09	0.00	09/08/27	09/08/31	--	30,674,646.06	30,635,207.97	08/08/26
18	30313250	OF	Rancho Cordova	CA	Actual/360	4.264%	82,048.98	50,996.18	0.00	N/A	08/06/27	--	22,345,845.31	22,294,849.13	08/06/26
19	30299102	LO	Various	Various	Actual/360	4.710%	91,336.53	38,473.23	0.00	N/A	08/06/27	--	22,519,794.71	22,481,321.48	08/06/26
20	30313253	OF	Irvine	CA	Actual/360	3.616%	77,844.44	0.00	0.00	N/A	08/01/27	--	25,000,000.00	25,000,000.00	08/01/26
22	30313255	OF	Cupertino	CA	Actual/360	3.861%	66,495.00	0.00	0.00	N/A	06/01/27	--	20,000,000.00	20,000,000.00	08/01/26
23	30313256	MU	Indianapolis	IN	Actual/360	4.450%	46,997.95	32,852.27	0.00	N/A	10/06/27	--	12,264,779.40	12,231,927.13	07/06/26
24	30298577	LO	Truckee	CA	Actual/360	4.500%	48,234.49	27,768.31	0.00	N/A	06/06/27	--	12,447,610.74	12,419,842.43	08/06/26
25	30313258	OF	Irvine	CA	Actual/360	3.616%	42,036.00	0.00	0.00	N/A	08/01/27	--	13,500,000.00	13,500,000.00	08/01/26
28	30313265	IN	Various	Various	Actual/360	5.306%	47,106.78	22,657.39	0.00	N/A	04/06/27	--	10,309,960.14	10,287,302.75	08/06/26
29	30313266	RT	Olympia	WA	Actual/360	4.520%	40,673.72	0.00	0.00	N/A	09/06/27	--	10,450,000.00	10,450,000.00	08/06/26
30	30313267	LO	Amarillo	TX	Actual/360	5.352%	36,936.78	24,075.50	0.00	N/A	10/01/27	--	8,014,634.69	7,990,559.19	08/01/26
33	30313270	RT	New Orleans	LA	Actual/360	4.708%	29,412.75	10,818.95	0.00	N/A	07/06/27	--	7,255,043.07	7,244,224.12	08/06/26
34	30313271	IN	Oakland	CA	Actual/360	3.597%	23,230.63	0.00	0.00	N/A	08/06/27	--	7,500,000.00	7,500,000.00	08/06/26
36	30298765	MU	Winter Park	FL	Actual/360	4.550%	22,529.47	12,573.40	0.00	N/A	08/06/27	--	5,750,166.82	5,737,593.42	08/06/26
37	30298944	OF	Dallas	TX	Actual/360	4.500%	19,422.97	10,978.15	0.00	N/A	09/06/27	--	5,012,379.31	5,001,401.16	08/06/26
40	30313275	MF	San Francisco	CA	Actual/360	4.900%	16,834.00	8,375.52	0.00	N/A	06/06/27	--	3,989,624.64	3,981,249.12	08/06/26
Totals							3,114,730.08	3,820,489.00	0.00				865,132,123.92	861,311,634.92
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	16,382,894.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2	16,382,894.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	12,221,028.88	2,160,627.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	12,221,028.88	2,160,627.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4A2	10,419,608.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4A2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4A2C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4A3	10,419,608.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4A3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4A3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6A1-B	0.00	0.00	--	--	12/11/25	6,316,005.31	22,205.46	74,125.93	74,125.93	0.00	0.00
6A1-C	0.00	0.00	--	--	12/11/25	6,316,005.31	22,205.46	74,125.93	74,125.93	0.00	0.00
7	7,286,654.53	1,827,544.32	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-14	36,552,606.00	0.00	--	--	08/06/26	0.00	0.00	0.00	0.00	0.00	0.00
9A-2-2	36,552,606.00	0.00	--	--	08/06/26	0.00	0.00	0.00	0.00	0.00	0.00
9A-9	36,552,606.00	0.00	--	--	08/06/26	0.00	0.00	0.00	0.00	0.00	0.00
10A-2-A2	196,185,836.00	49,788,189.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A2-C2-2B	196,185,836.00	49,788,189.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-2-A3	196,185,836.00	49,788,189.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	13,318,597.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,528,277.92	1,734,039.67	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,871,722.33	1,169,659.79	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,144,964.31	1,054,887.77	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	76,991,425.41	20,127,459.69	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
16	2,803,228.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,571,127.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,510,334.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,083,509.91	1,565,361.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,161,996.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,682,939.18	679,231.51	01/01/26	03/31/26	--	0.00	0.00	79,797.41	79,797.41	0.00	0.00
24	2,047,434.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,917,547.07	2,317,332.88	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	961,201.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,319,771.34	1,550,746.53	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	575,429.88	515,015.44	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	644,588.41	850,384.22	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	490,811.13	465,353.95	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	907,173,953.42	187,542,841.12				12,632,010.62	44,410.92	228,049.27	228,049.27	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
9A-14	30312657	748,357.73	Partial Liquidation (Curtailment)	0.00	0.00
9A-2-2	30298847	949,893.46	Partial Liquidation (Curtailment)	0.00	0.00
9A-9	30312652	1,266,524.62	Partial Liquidation (Curtailment)	0.00	0.00
Totals		2,964,775.81		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	1	7,433,922.87	2	54,800,000.00	0	0.00	3	2,964,775.81	0	0.00	4.179784%	4.164666%	12
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	2	54,800,000.00	0	0.00	3	392,211.83	1	7,936,268.02	4.180987%	4.165877%	13
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	2	54,800,000.00	0	0.00	3	2,029,375.19	0	0.00	4.184191%	4.169079%	14
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	2	54,800,000.00	3	34,837,404.41	3	2,040,095.38	0	0.00	4.185041%	4.169934%	15
04/17/26	2	54,800,000.00	0	0.00	0	0.00	0	0.00	2	54,800,000.00	0	0.00	3	1,931,402.35	0	0.00	4.185904%	4.170803%	16
03/17/26	2	54,800,000.00	0	0.00	0	0.00	0	0.00	2	54,800,000.00	2	29,591,830.76	3	1,599,224.19	0	0.00	4.186708%	4.171611%	17
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	2	54,800,000.00	0	0.00	3	2,242,739.32	0	0.00	4.187441%	4.172349%	18
01/16/26	1	20,000,000.00	0	0.00	2	48,795,115.20	0	0.00	3	54,800,000.00	0	0.00	3	784,555.87	1	8,678,994.83	4.188338%	4.173251%	19
12/17/25	0	0.00	0	0.00	1	25,014,094.77	0	0.00	3	79,814,094.77	0	0.00	3	269,217.65	0	0.00	4.187491%	4.172397%	20
11/18/25	0	0.00	0	0.00	1	25,062,105.67	0	0.00	3	79,862,105.67	0	0.00	3	914,699.67	0	0.00	4.187730%	4.172635%	21
10/20/25	0	0.00	0	0.00	1	25,107,071.92	0	0.00	3	79,907,071.92	0	0.00	3	2,198,161.16	0	0.00	4.188160%	4.173068%	22
09/17/25	0	0.00	0	0.00	1	25,154,762.92	0	0.00	3	79,954,762.92	0	0.00	0	0.00	0	0.00	4.189018%	4.173931%	23
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6A1-B	30313235	07/01/26	0	B	74,125.93	74,125.93	0.00	27,400,000.00	12/28/23	7			02/05/25
6A1-C	30313236	07/01/26	0	B	74,125.93	74,125.93	0.00	27,400,000.00	12/28/23	7			02/05/25
23	30313256	07/06/26	0	B	79,797.41	79,797.41	0.00	12,264,779.40
Totals					228,049.27	228,049.27	0.00	67,064,779.40
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		604,149,112	541,915,190	0		62,233,923
13 - 24 Months		175,135,324	175,135,324	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		82,027,199	82,027,199	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	861,311,635	806,511,635	0	0	0	54,800,000
Jul-26	865,132,124	810,332,124	0	0	0	54,800,000
Jun-26	874,382,966	819,582,966	0	0	0	54,800,000
May-26	877,278,664	822,478,664	0	0	0	54,800,000
Apr-26	880,234,592	825,434,592	0	0	0	54,800,000
Mar-26	883,025,595	828,225,595	0	0	0	54,800,000
Feb-26	885,640,190	830,840,190	0	0	0	54,800,000
Jan-26	888,735,448	765,140,333	20,000,000	0	48,795,115 54,800,000
Dec-25	915,383,406	835,569,311	0	0	0	79,814,095
Nov-25	916,600,060	836,737,954	0	0	0	79,862,106
Oct-25	918,402,438	838,495,366	0	0	0	79,907,072
Sep-25	921,541,358	841,586,596	0	0	0	79,954,763
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6A1-B	30313235	27,400,000.00	27,400,000.00	129,000,000.00	12/16/25	20,751,251.00	2.71000	--	07/01/27	I/O
6A1-C	30313236	27,400,000.00	27,400,000.00	129,000,000.00	12/16/25	20,751,251.00	2.71000	--	07/01/27	I/O
9A-14	30312657	7,433,922.87	7,433,922.87		--	29,252,658.60	1.11000	06/30/25	06/01/27	I/O
9A-2-2	30298847	9,435,908.02	9,435,908.02		--	29,252,658.60	1.11000	06/30/25	06/01/27	I/O
9A-9	30312652	12,581,210.69	12,581,210.69		--	29,252,658.60	1.11000	06/30/25	06/01/27	I/O
Totals		84,251,041.58	84,251,041.58	258,000,000.00		129,260,477.80

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6A1-B	30313235	OF	CT	12/28/23	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

6A1-C	30313236	Various	Various	12/28/23	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

9A-14	30312657	LO	Various	02/19/25	11

8/11/2026 - Loan transferred to Special Servicing effective 2/24/25 due to imminent default. Hello Letter was noticed and PNA has been executed. Collateral consisted of a 65 mixed service hotels, totaling 6,366 keys. Loan is paid through

8/1/2026. A Modification Agreement was signed on 9/25/2025 which provides for the expedited sale of underperforming assets along with modifications to certain release provisions, cash-management terms and other terms to improve funding

	towards operations at remaining portfolio. As of 7/31/2026, thirty-five (35) collateral assets have been released for a cumulative paydown of approximately $215MM. Updated appraisals are in process.

9A-2-2	30298847	Various	Various	02/19/25	11
	8/11/2026 - Please refer to commentary on loan #30312657

9A-9	30312652	Various	Various	02/19/25	11
	8/11/2026 - Please refer to commentary on loan #30312657

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4A2	30313233	0.00	4.24400%	0.00	4.24400%	9	10/01/25	10/01/25	01/15/26
4A3	30313234	0.00	4.24400%	0.00	4.24400%	9	10/01/25	10/01/25	01/15/26
5	30298716	55,000,000.00	4.53000%	55,000,000.00	4.53000%	8	06/02/20	06/05/20	06/05/20
8	30312636	0.00	3.56283%	0.00	3.56283%	10	06/05/24	06/05/24	07/31/24
9A-14	30312657	11,817,500.00	4.48600%	11,817,500.00	4.48600%	8	08/31/20	09/01/20	09/08/20
9A-14	30312657	0.00	4.48600%	0.00	4.48600%	8	09/25/25	09/25/25	10/06/25
9A-2-2	30298847	15,000,000.00	4.48600%	15,000,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
9A-2-2	30298847	0.00	4.48600%	0.00	4.48600%	8	09/25/25	09/25/25	10/06/25
9A-9	30312652	20,000,000.00	4.48600%	20,000,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
9A-9	30312652	0.00	4.48600%	0.00	4.48600%	8	09/25/25	09/25/25	10/06/25
14	30313245	0.00	4.57200%	0.00	4.57200%	9	09/14/21	09/03/21	10/21/21
19	30299102	0.00	4.71000%	0.00	4.71000%	10	07/30/21	09/06/20	03/31/22
30	30313267	9,567,862.28	5.35200%	9,567,862.28	5.35200%	8	05/19/20	06/01/20	05/29/20
31	30313268	9,091,515.86	4.50000%	9,091,515.86	4.50000%	10	04/30/20	05/01/20	04/30/20
Totals		73,659,378.14		73,659,378.14
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	30313249 01/16/26	25,014,094.77	21,000,000.00	10,470,022.58	1,791,027.75	10,470,022.58	8,678,994.83	16,335,099.94	0.00	0.00	16,335,099.94	58.97%
27	30313260 02/18/21	12,500,000.00	21,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		37,514,094.77	42,300,000.00	10,470,022.58	1,791,027.75	10,470,022.58	8,678,994.83	16,335,099.94	0.00	0.00	16,335,099.94

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	30313249	01/16/26	0.00	0.00	16,335,099.94	0.00	0.00	16,335,099.94	0.00	0.00	16,335,099.94
27	30313260	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	16,335,099.94	0.00	0.00	16,335,099.94	0.00	0.00	16,335,099.94

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6A1-B	0.00	0.00	190.28	0.00	0.00	716.31	0.00	0.00	0.00	0.00	0.00	0.00
6A1-C	0.00	0.00	190.28	0.00	0.00	716.31	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	168.85	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	1,298.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	112.37	0.00	0.00	0.00
Total	0.00	0.00	380.56	0.00	1,298.10	1,432.62	0.00	0.00	281.22	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,392.50

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the "Special Notices" tab for the JPMDB 2017-C7 transaction, certain Information provided to the Certificate

Administrator regarding compliance with the Credit Risk Retention Rules. Investors should refer to theCertificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 30 of 30